Selected Quarterly Financial Data - Unaudited (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014
Selected Quarterly Financial Information [Abstract]
Total net sales	$ 16,759	$ 15,462	$ 16,006	$ 14,399	$ 16,443	$ 15,042	$ 13,807	$ 12,416	$ 62,626	$ 57,708	$ 55,754
Gross Profit	4,475	4,442	4,454	3,934	4,157	4,039	3,873	3,486
Net income attributable to common shareowners	$ 1,463	$ 1,432	$ 1,560	$ 1,266	$ 2,057	$ 1,415	$ 1,328	$ 330	$ 5,721	$ 5,130	$ 4,979
Earnings Per Share of Common Stock - Basic:
Net income attributable to common shareowners	$ 1.62	$ 1.59	$ 1.73	$ 1.40	$ 2.28	$ 1.58	$ 1.49	$ 0.37	$ 6.35	$ 5.73	$ 5.58
Common Stock Price - High	$ 113.80	$ 112.00	$ 97.55	$ 93.59	$ 83.64	$ 82.56	$ 83.57	$ 87.50
Common Stock Price - Low	$ 102.76	$ 93.80	$ 91.05	$ 83.55	$ 74.44	$ 70.95	$ 70.71	$ 73.62
Dividends Per Share of Common Stock	$ 0.590	$ 0.535	$ 0.535	$ 0.535	$ 0.535	$ 0.535	$ 0.480	$ 0.480	$ 2.195	$ 2.030	$ 1.865
Registered Shareholders Total												21,364